Subsequent Events (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 14, 2022	Aug. 11, 2022	Jan. 21, 2022	Jun. 30, 2022	Jun. 30, 2021
Subsequent Events (Details) [Line Items]
Purchase price			$ 40
Gross proceeds			$ 16,000,000	$ 31,000	$ 5,200,000
Warrant expire	5 years
Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase price	$ 3.2
Gross proceeds	$ 5,600,000
Aggregate of ordinary shares	1,750,000
Sale of ordinary shares and warrants description	Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 43,125 Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 3, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions.
Incorporation state percentage		100.00%
Investor [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate of ordinary shares	1,750,000
Warrants exercisable	$ 3.2